Quarterly Report
September 30, 2024
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 2.7%
CACI International, Inc., “A” (a)	693	$349,660
Hexcel Corp.	4,885	302,040
KBR, Inc.	6,388	416,050
Moog, Inc., “A”	1,714	346,262
		$1,414,012
Airlines – 0.7%
Vontier Corp.	10,857	$366,315
Apparel Manufacturers – 2.9%
Canada Goose Holdings, Inc. (a)(l)	24,685	$309,303
PVH Corp.	3,510	353,913
Skechers USA, Inc., “A” (a)	7,197	481,623
Under Amour, Inc., “C” (a)	45,949	384,134
		$1,528,973
Automotive – 2.6%
Atmus Filtration Technologies, Inc.	12,992	$487,590
LKQ Corp.	13,652	544,988
Visteon Corp. (a)	3,414	325,149
		$1,357,727
Business Services – 2.3%
Endava PLC, ADR (a)	6,906	$176,379
TriNet Group, Inc.	3,711	359,856
UL Solutions, Inc.	8,868	437,192
WNS (Holdings) Ltd. (a)	4,188	220,750
		$1,194,177
Chemicals – 1.9%
Avient Corp.	8,888	$447,244
Element Solutions, Inc.	19,350	525,546
		$972,790
Computer Software – 2.6%
ACI Worldwide, Inc. (a)	16,692	$849,623
Dun & Bradstreet Holdings, Inc.	46,223	532,027
		$1,381,650
Computer Software - Systems – 0.9%
Softchoice Corp.	19,525	$270,545
Verint Systems, Inc. (a)	7,467	189,139
		$459,684
Construction – 2.4%
Independence Realty Trust, Inc., REIT	24,977	$512,028
Smith Douglas Homes Corp. (a)	5,023	189,769
Toll Brothers, Inc.	3,493	539,634
		$1,241,431
Consumer Products – 2.6%
Helen of Troy Ltd. (a)	3,026	$187,158
MGP Ingredients, Inc.	3,284	273,393
Newell Brands, Inc.	46,724	358,840
Prestige Consumer Healthcare, Inc. (a)	7,256	523,158
		$1,342,549

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.7%
Grand Canyon Education, Inc. (a)	2,693	$382,002
Containers – 1.9%
Ardagh Metal Packaging S.A.	35,171	$132,595
Graphic Packaging Holding Co.	12,931	382,628
Silgan Holdings, Inc.	9,483	497,858
		$1,013,081
Electrical Equipment – 2.1%
Berry Global, Inc.	6,383	$433,917
nVent Electric PLC	5,493	385,938
TriMas Corp.	11,993	306,181
		$1,126,036
Electronics – 2.1%
Axcelis Technologies, Inc. (a)	2,139	$224,274
Cohu, Inc. (a)	8,629	221,765
Plexus Corp. (a)	3,370	460,713
TTM Technologies, Inc. (a)	11,636	212,357
		$1,119,109
Energy - Independent – 3.6%
Antero Resources Corp. (a)	16,142	$462,468
Matador Resources Co.	7,616	376,383
Permian Resources Corp.	29,528	401,876
Viper Energy, Inc.	13,712	618,548
		$1,859,275
Engineering - Construction – 0.6%
Centuri Holdings, Inc. (a)(l)	19,263	$311,097
Food & Beverages – 2.2%
Nomad Foods Ltd.	31,642	$603,097
Simply Good Foods Co. (a)	9,030	313,973
WK Kellogg Co.	12,391	212,010
		$1,129,080
Forest & Paper Products – 0.9%
International Paper Co.	9,161	$447,515
Gaming & Lodging – 0.7%
International Game Technology PLC	18,517	$394,412
Insurance – 4.3%
Assurant, Inc.	2,225	$442,464
Hanover Insurance Group, Inc.	3,838	568,446
Kemper Corp.	3,293	201,696
Lincoln National Corp.	10,732	338,165
Selective Insurance Group, Inc.	4,419	412,293
Stewart Information Services Corp.	3,897	291,262
		$2,254,326
Leisure & Toys – 2.5%
Brunswick Corp.	4,690	$393,116
Funko, Inc., “A” (a)	15,588	190,485
Hasbro, Inc.	5,984	432,763
Patrick Industries, Inc.	2,227	317,058
		$1,333,422

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.0%
ESAB Corp.	4,387	$466,382
Flowserve Corp.	7,974	412,176
Hayward Holdings, Inc. (a)	31,794	487,720
ITT, Inc.	2,799	418,478
Regal Rexnord Corp.	2,354	390,482
Timken Co.	5,098	429,710
		$2,604,948
Medical & Health Technology & Services – 2.2%
Encompass Health Corp.	3,488	$337,081
ICON PLC (a)	1,084	311,444
Option Care Health, Inc. (a)	16,674	521,896
		$1,170,421
Medical Equipment – 2.1%
Concentra Group Holdings, Inc. (a)	17,943	$401,205
Envista Holdings Corp. (a)	20,038	395,951
Maravai Lifesciences Holdings, Inc., “A” (a)	19,451	161,638
QuidelOrtho Corp. (a)	3,258	148,565
		$1,107,359
Metals & Mining – 0.5%
United States Steel Corp.	7,628	$269,497
Natural Gas - Distribution – 2.6%
MDU Resources Group, Inc.	12,775	$350,163
New Jersey Resources Corp.	9,268	437,449
ONE Gas, Inc.	7,476	556,364
		$1,343,976
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	29,801	$551,319
Oil Services – 1.7%
Expro Group Holdings N.V. (a)	17,452	$299,651
Helmerich & Payne	6,218	189,151
TechnipFMC PLC	14,912	391,142
		$879,944
Other Banks & Diversified Financials – 20.1%
Air Lease Corp.	13,277	$601,315
Banc of California, Inc.	25,601	377,103
Cathay General Bancorp, Inc.	11,010	472,880
Columbia Banking System, Inc.	23,784	621,000
East West Bancorp, Inc.	6,817	564,039
Eastern Bankshares, Inc.	26,749	438,416
Element Fleet Management Corp.	25,861	549,937
First Hawaiian, Inc.	23,140	535,691
First Interstate BancSystem, Inc.	18,705	573,869
Glacier Bancorp, Inc.	12,556	573,809
Herc Holdings, Inc.	2,973	473,985
Pacific Premier Bancorp, Inc.	27,884	701,562
Popular, Inc.	5,266	528,022
Prosperity Bancshares, Inc.	9,465	682,143
Sandy Spring Bancorp, Inc.	9,238	289,796
SLM Corp.	23,828	544,946
Texas Capital Bancshares, Inc. (a)	6,330	452,342
UMB Financial Corp.	5,691	598,181
United Community Bank, Inc.	16,529	480,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Wintrust Financial Corp.	4,298	$466,462
		$10,526,161
Pharmaceuticals – 0.5%
Organon & Co.	12,925	$247,255
Real Estate – 5.8%
Brixmor Property Group, Inc., REIT	17,086	$476,016
Broadstone Net Lease, Inc., REIT	22,130	419,363
Cushman & Wakefield PLC (a)	32,852	447,773
Essential Properties Realty Trust, REIT	17,333	591,922
PennyMac Financial Services, Inc.	2,473	281,848
Phillips Edison & Co., REIT	12,652	477,107
Two Harbors Investment Corp., REIT	24,388	338,505
		$3,032,534
Real Estate - Office – 1.2%
Cousins Properties, Inc., REIT	12,644	$372,745
Douglas Emmett, Inc., REIT	15,627	274,567
		$647,312
Real Estate - Storage – 3.0%
LXP Industrial Trust, REIT	45,126	$453,516
National Storage Affiliates Trust, REIT	13,751	662,798
STAG Industrial, Inc., REIT	11,661	455,829
		$1,572,143
Specialty Chemicals – 2.9%
Ashland, Inc.	5,893	$512,514
Axalta Coating Systems Ltd. (a)	9,352	338,449
Chemours Co.	17,412	353,812
Quaker Chemical Corp.	1,765	297,385
		$1,502,160
Specialty Stores – 0.5%
Zumiez, Inc. (a)	11,252	$239,668
Trucking – 1.9%
RXO, Inc. (a)	11,776	$329,728
Schneider National, Inc.	9,924	283,231
XPO, Inc. (a)	3,481	374,242
		$987,201
Utilities - Electric Power – 3.8%
Black Hills Corp.	8,960	$547,635
NorthWestern Corp.	12,442	711,931
Portland General Electric Co.	15,323	733,972
		$1,993,538
Total Common Stocks		$51,304,099
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.07% (v)	915,600	$915,874

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.86% (j)	555,010	$555,010

Other Assets, Less Liabilities – (0.9)%		(485,403)
Net Assets – 100.0%		$52,289,580
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $915,874 and $51,859,109, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$51,304,099	$—	$—	$51,304,099
Mutual Funds	1,470,884	—	—	1,470,884
Total	$52,774,983	$—	$—	$52,774,983
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$808,963	$9,568,038	$9,461,174	$(51)	$98	$915,874
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$37,601	$—